Employee Benefits (Details) - Schedule of changes in provisions for vacation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in provisions for vacation [Abstract]
Balances as of January 1,	$ 33,993	$ 27,609
Provisions established	11,294	11,512
Provisions used	(8,277)	(5,128)
Provisions released
Balances as of December 31,	$ 37,010	$ 33,993